Shareholder Report, Holdings (Details)	Aug. 31, 2025
C000024630 | Greater than 3 Years
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000024630 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000024630 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000024630 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024630 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000024630 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	67.60%
C000024631 | Greater than 3 Years
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000024631 | 1-3 Years
Holdings [Line Items]
Percent of Net Asset Value	57.40%
C000024631 | Less than 1 Year
Holdings [Line Items]
Percent of Net Asset Value	10.20%
C000024631 | Cash Equivalents
Holdings [Line Items]
Percent of Net Asset Value	4.60%
C000024631 | Collateralized Mortgage Obligations
Holdings [Line Items]
Percent of Net Asset Value	27.00%
C000024631 | U.S. Treasury Securities
Holdings [Line Items]
Percent of Net Asset Value	67.60%